UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-03380

Name of Registrant:	Legg Mason Value Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902

Registrant’s telephone number, including area code:	Fund Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end:  March 31,

Date of reporting period:  June 30, 2009

Item 1 – Schedule of Investments

Quarterly Report to Shareholders	1

Portfolio of Investments

Legg Mason Value Trust, Inc.

June 30, 2009 (Unaudited)

	Shares/Par	Value

Common Stocks and Equity Interests† — 98.5%
Consumer Discretionary — 14.6%
Internet and Catalog Retail — 3.2%
Amazon.com Inc.	1,550,000	$129,673,000	A

Leisure Equipment and Products — 1.3%
Eastman Kodak Co.	18,300,900	54,170,664	B

Media — 3.7%
Time Warner Cable Inc.	1,163,013	36,832,622
Time Warner Inc.	4,633,334	116,713,683

		153,546,305

Multiline Retail — 6.4%
J.C. Penney Co. Inc.	2,952,488	84,765,931
Sears Holdings Corp.	2,631,960	175,077,979	A

		259,843,910

Consumer Staples — 1.3%
Beverages — 0.4%
PepsiCo Inc.	300,000	16,488,000

Personal Products — 0.9%
Avon Products Inc.	1,466,400	37,803,792

Energy — 1.5%
Oil, Gas and Consumable Fuels — 1.5%
Chesapeake Energy Corp.	1,088,800	21,590,904
ConocoPhillips	888,800	37,382,928

		58,973,832

Financials — 25.1%
Capital Markets — 6.3%
State Street Corp.	3,200,000	151,040,000
The Goldman Sachs Group Inc.	718,300	105,906,152

		256,946,152

Commercial Banks — 2.3%
Wells Fargo & Co.	3,765,600	91,353,456

Consumer Finance — 3.1%
American Express Co.	1,668,600	38,778,264
Capital One Financial Corp.	4,067,445	88,995,697

		127,773,961

Diversified Financial Services — 7.7%
Bank of America Corp.	5,847,474	77,186,657
CME Group Inc.	150,000	46,666,500
J.P. Morgan Chase and Co.	2,642,086	90,121,553
NYSE Euronext	3,617,100	98,565,975

		312,540,685

	Shares/Par	Value

Financials — Continued
Insurance — 5.7%
Aflac Inc.	4,300,000	$133,687,000
Prudential Financial Inc.	1,400,000	52,108,000
The Allstate Corp.	1,973,100	48,143,640

		233,938,640

Health Care — 12.3%
Biotechnology — 2.6%
Amgen Inc.	2,012,295	106,530,897	A

Health Care Equipment and Supplies — 0.8%
Medtronic Inc.	900,000	31,401,000

Health Care Providers and Services — 8.4%
Aetna Inc.	6,990,111	175,102,281
UnitedHealth Group Inc.	6,701,948	167,414,661

		342,516,942

Pharmaceuticals — 0.5%
Merck and Co. Inc.	784,300	21,929,028

Industrials — 2.2%
Aerospace and Defense — 0.5%
The Boeing Co.	538,800	22,899,000

Industrial Conglomerates — 1.1%
3M Co.	441,000	26,504,100
General Electric Co.	1,500,000	17,580,000

		44,084,100

Machinery — 0.6%
Deere and Co.	588,800	23,522,560

Information Technology — 29.5%
Communications Equipment — 3.3%
Cisco Systems Inc.	7,288,925	135,865,562	A

Computers and Peripherals — 7.4%
EMC Corp.	2,939,500	38,507,450	A
Hewlett-Packard Co.	3,706,631	143,261,288
International Business Machines Corp.	1,164,879	121,636,665

		303,405,403

Internet Software and Services — 9.8%
eBay Inc.	10,100,963	173,029,496	A
Google Inc.	185,901	78,374,002	A
Yahoo! Inc.	9,315,245	145,876,737	A

		397,280,235

Semiconductors and Semiconductor Equipment — 3.0%
Texas Instruments Inc.	5,801,200	123,565,560

Software — 6.0%
CA Inc.	7,609,392	132,631,703
Electronic Arts Inc. (EA)	3,368,267	73,158,759	A

	Shares/Par	Value

Information Technology — Continued
Software — Continued
Microsoft Corp.	1,573,100	$37,392,587

		243,183,049

Materials — 1.2%
Metals and Mining — 1.2%
Nucor Corp.	1,091,750	48,506,452

Telecommunication Services — 0.7%
Diversified Telecommunication Services — 0.7%
AT&T Inc.	1,177,600	29,251,584

Utilities — 10.1%
Electric Utilities — 0.2%
Exelon Corp.	150,000	7,681,500

Independent Power Producers and Energy Traders — 9.9%
The AES Corp.	34,866,857	404,804,210	A,B

Total Common Stocks and Equity Interests (Cost — $4,110,183,328)		4,019,479,479

Repurchase Agreements — 2.2%
Banc of America 0.02%, dated 6/30/09, to be repurchased at $44,789,810 on 7/1/09 (Collateral: $45,405,000 Fannie Mae Notes, 1.875%, due 4/20/12, value $45,706,754)	$44,789,785	44,789,785
Goldman Sachs & Co. 0.01%, dated 6/30/09, to be repurchased at $44,789,797 on 7/1/09 (Collateral: $45,415,000 Fannie Mae Notes, 2.200%, due 4/23/12, value $45,699,954)	44,789,785	44,789,785

Total Repurchase Agreements (Cost — $89,579,570)		89,579,570

Total Investments — 100.7% (Cost — $4,199,762,898)C		4,109,059,049
Other Assets Less Liabilities — (0.7)%		(30,281,497)

Net Assets — 100.0%		$4,078,777,552

Net Asset Value Per Share:

Class A		$29.76

Class C		$29.68

Class R		$33.18

Financial Intermediary Class		$33.43

Institutional Class		$34.46

†	Under the Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to the Notes to Investment Valuation.
A	Non-income producing.
B	As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At June 30, 2009, the total market value of Affiliated Companies was 458,974,874, and the cost was 845,556,347.
C	Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,104,671,603
Gross unrealized depreciation	(1,195,375,452)

Net unrealized depreciation	$(90,703,849)

Investment Valuation

  The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

—	Level 1 – quoted prices in active markets for identical investments
—	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

 Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Total
Common Stocks and Equity Interests†	$ 4,019,479,479	—	$ 4,019,479,479
Repurchase Agreements	—	$ 89,579,570	89,579,570
Total Investments	4,019,479,479	89,579,570	4,109,059,049

†	See Portfolio of Investments for additional detailed Categorization.

Transactions With Affiliated Companies:

  An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended June 30, 2009:

	Affiliate Value at 3/31/09						Affiliate Value at 6/30/09	Realized Gain/(Loss)
		Purchased		Sold		Dividend Income
		Cost	Shares	Cost	Shares

Eastman Kodak Company	$69,543,420	—	—	—	—	—	$54,170,664	—

The AES Corp.	219,856,262	—	—	$38,761,556	2,974,152	—	404,804,210	$(9,691,417)

	$ 289,399,682	—		$38,761,556		—	$458,974,874	$(9,691,417)

Derivative Instruments and Hedging Activities

  Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At June 30, 2009, the Fund did not hold any derivative instruments.

  Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Value Trust, Inc.

By:	/s/ David R. Odenath

David R. Odenath
President, Legg Mason Value Trust, Inc.
Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath

David R. Odenath
President, Legg Mason Value Trust, Inc.
Date: August 27, 2009

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer, Legg Mason Value Trust, Inc.
Date: August 27, 2009